Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - CNY (¥) ¥ in Thousands		Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Due to a rental service company	[1]			¥ 603,884
Tenant deposits		¥ 21,432	5,184	102,355
Payable to a constructor for leasehold improvements	[2]			62,498
Other tax payable		75,600	63,619	91,970
Interest payable		2,120	1,680	106,439
Accrued utilities				25,503
Operation service payable				35,514
Accrued payroll and welfare		1,538	3,999	4,471
Others		¥ 3,180	7,167	16,727
Total accrued expenses and other current liabilities			¥ 81,649	¥ 1,049,361

[1]	As of September 30, 2021, the balance of due to a rental service company primarily represented a) the rental deposits and prepaid rental fee collected from tenants. The rental deposits and prepaid rental fee belonged to the rental service company, for which the Group provided apartment operation services since April 2020, and b) Capital lease payable and other financing payables due to the rental service company. The Group started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Group for costs incurred for the renovation. The Group then makes payments to the rental service company in instalments equal to the reimbursed renovation costs plus interest and tax over a period of five years. At the end of the five-year period, the ownership of the renovation will be transferred to the Group. The Group accounts for this arrangement with the rental service company as a capital lease. The Group terminated cooperation with the rental service company, and the Group reclassified the capital lease payable and other financing payable to the account of “Due to a rental service company”. During the year ended September 30, 2022, the Company deconsolidated subsidiaries of the VIE. As of September 30, 2022, the Company had no balance of due to a rental service company.
[2]	During the year ended September 30, 2022, the constructor claimed debts with the Court (Note 3), which allocated the proceeds to the constructor. As of September 30, 2022, the Company had no outstanding balance due to the constructor.